Related Party Transactions (Details) - Schedule of Selling and Marketing Expenses – Related Party - Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member] - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Selling and Marketing Expenses to Related Party [Line Items]
Relationship	100% owned by Nanjing Jinwang
Nature	Online advertising expenses
Total		$ 43,590	$ 359,967